FINANCIAL RISK MANAGEMENT - Interest rate risks (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL RISK MANAGEMENT
Minimum capital adequacy ratio as per CBR requirements	8.00%
MTS Bank's capital adequacy ratio as per CBR requirements	11.90%
Minimum capital adequacy ratio as per Basel Capital Accord (Basel 1) - Total capital	8.00%
Minimum capital adequacy ratio as per Basel Capital Accord (Basel 1) - Tier 1 capital	4.00%
MTS Bank's capital adequacy ratio as per Basel 1 requirements - Total capital	18.38%
MTS Bank's capital adequacy ratio as per Basel 1 requirements - Tier 1 capital	13.34%
Interest rate swaps derivative instruments
FINANCIAL RISK MANAGEMENT
Notional amount	₽ 44,187	₽ 49,429
Interest rate swaps derivative instruments | Variable interest rate risk
FINANCIAL RISK MANAGEMENT
Percentage of the Group's hedged bank loans covered by swap agreements	100.00%	100.00%
Interest rate swaps derivative instruments | Fixed interest rate risk
FINANCIAL RISK MANAGEMENT
Percentage of the Group's hedged bank loans covered by swap agreements	5.80%	7.90%